Per Share Data (Reconciliation of Differences between Basic and Diluted Earnings Per Share) (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Earnings Per Share [Abstract]
Net Income attributable to ORIX Corporation shareholders	¥ 351,630	¥ 346,132	¥ 290,340
Adjustment to Net Income	(35)	(7)	0
Net income used to calculate basic earnings per share	351,595	346,125	290,340
Adjustment to Net Income	35	7	0
Net income used to calculate diluted earnings per share	¥ 351,630	¥ 346,132	¥ 290,340
Weighted-average shares	1,142,503	1,159,367	1,180,356
Effect of dilutive securities
Stock compensation	2,275	1,943	1,589
Weighted-average shares for diluted EPS computation	1,144,778	1,161,310	1,181,945
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥ 307.74	¥ 298.55	¥ 245.98
Diluted	¥ 307.16	¥ 298.05	¥ 245.65